Summary Of Signifcant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary Of Signifcant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared on a “carve-out” basis from WD’s accounts and reflect the historical accounts directly attributable to WDLE together with allocations of costs and expenses. The condensed consolidated financial statements may not be indicative of future performance and may not reflect what their results of operations, financial position, and cash flows would have been had WDLE operated as an independent entity. Certain estimates, including allocations from WD, have been made to provide consolidated financial statements for stand-alone reporting purposes. All inter-company transactions between WD and WDLE are classified as net contribution/distribution to/from related party shareholder in the consolidated financial statements. The Company believes that the assumptions underlying the carve-out consolidated financial statements are reasonable. The cost allocation methods applied to certain common costs include the following:

•	Specific identification. Where the amounts were specifically identified to WDLE, they were classified accordingly.

•	Reasonable proportional allocation. Where the amounts were not clearly or specifically identified, management of WD determined if a reasonable proportional allocation method could be applied.

The condensed consolidated financial statements have been prepared by the Company, without audit, pursuant to interim financial reporting guidelines and the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. In the opinion of the Company’s management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the financial position and the results of operations for the periods presented have been included. These condensed consolidated financial statements and the accompanying notes should be read in conjunction with the Company’s audited consolidated financial statements and accompanying notes included in the WDLE’s Form 8-K filed with the Securities and Exchange Commission on August 1, 2013. The results of operations for the six months ended June 30, 2013, are not necessarily indicative of the operating results to be expected for the full fiscal year or any future periods.

The Share Exchange was accounted for as a “reverse merger”. Furthermore, the Share Exchange was deemed to be a recapitalization of WDH, and as such, all capital accounts have been restated as if the Share Exchange had occurred prior to the earliest period presented. WDH was deemed to be the acquirer in the Share Exchange for accounting purposes. Consequently, the assets and liabilities and the historical operations of the Company that will be reflected in the consolidated financial statements prior to the Share Exchange will be those of WDH, and the consolidated financial statements of the Company after completion of the Share Exchange will include the assets and liabilities of WDH, historical operations of WDH and operations of WDH from the Closing Date of the Share Exchange.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from these estimates.

Earnings Per Share

Basic EPS is computed by dividing net income applicable to common stock by the weighted-average number of common shares outstanding. Diluted EPS includes the components of basic EPS and also includes the dilutive effects of Series B convertible preferred stock. Series B convertible preferred stock of 14,999,000 at June 30, 2013, has been excluded from the computation of diluted net loss (income) per share, because the effect of their inclusion in loss per share would have been anti-dilutive.

Revenue Recognition

Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been substantially performed pursuant to the terms of the arrangement, (iii) amounts are fixed or determinable, and (iv) the collectability of amounts is reasonably assured.

Licensing Fees

We derive the majority of our revenue from patent licensing. In general, these revenue arrangements provide for the payment of contractually determined fees in consideration for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include some combination of the following: (i) the grant of a non-exclusive, retroactive and future license to manufacture and/or sell products covered by patented technologies owned or controlled by WDLE’s operating subsidiaries, (ii) a covenant-not-to-litigate, (iii) the release of the licensee from certain claims, and (iv) the dismissal of any pending litigation. The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined, relatively short period of time, with the licensee possessing the right to renew the agreement at the end of each contractual term for an additional minimum upfront payment. The Company recognizes licensing fees when there is persuasive evidence of a licensing arrangement, fees are fixed or determinable, delivery has occurred and collectability is reasonably assured.

Patent Sales

All patents have been internally developed. Research and development cost, if any, are expensed as incurred. The Company monetizes its intellectual property to include the sale of select patent assets. As patent sales represents a component of the Company’s ongoing major or central operations and activities, the Company records the related proceeds as revenue. The Company recognizes the patent sales revenue when there is persuasive evidence of a sales arrangement, fees are fixed or determinable, delivery has occurred and collectability is reasonably assured. These requirements are generally fulfilled upon closing of the patent sale transaction.

Amounts related to revenue arrangements that do not meet the revenue recognition criteria described above are deferred until the revenue recognition criteria are met.

WDLE assesses the collectability of fees receivable based on a number of factors, including past transaction history and credit-worthiness of licensees. If it is determined that collection is not reasonably assured, the fee is recognized when collectability becomes reasonably assured, assuming all other revenue recognition criteria have been met.

Cost of Revenues

Cost of revenues include the costs and expenses incurred in connection with WDLE’s patent licensing activities, including contingent legal fees paid to external patent counsel, other patent-related legal expenses paid to external patent counsel, licensing related research, consulting and other expenses paid to third parties. These costs are included under the caption “Cost of Revenues” in the accompanying Condensed Consolidated Statement of Operations.

Contingent Legal and Consulting Fees

Contingent legal and consulting fees are expensed in the Condensed Consolidated Statement of Operations in the period that the related revenues are recognized. In instances where there are no recoveries from potential infringers, no contingent legal and consulting fees are paid; however, WDLE may be liable for certain out of pocket legal and consulting costs incurred pursuant to the underlying legal and consulting services agreement. Legal fees advanced by contingent law firms, if any, that are required to be paid in the event that no license recoveries are obtained are expensed as incurred and included in liabilities in the Balance Sheets.

Investments

In cases where the Company’s investment is less than 20% of the outstanding voting stock and significant influence does not exist, the investment is carried at cost.

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. Tax benefits of operating loss carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

As a result of the Share Exchange, beginning on September 18, 2013, the Company’s results of operations are taxed as a C Corporation. Prior to the Share Exchange, the Company’s operations were taxed as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying condensed consolidated financial statements for periods prior to September 18, 2013.

Revenue Concentrations

The Company considers significant revenue concentrations to be counterparties who account for 10% or more of the total revenues generated by the Company during the period. The Company had 2 such counterparties who accounted for 79% of total revenues during the six months ended June 30, 2013.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a significant effect to the accompanying consolidated financial statements.

NOTE 2 – SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared on a “carve-out” basis from WD’s accounts and reflect the historical accounts directly attributable to WDLE together with allocations of costs and expenses. The consolidated financial statements may not be indicative of future performance and may not reflect what their results of operations, financial position, and cash flows would have been had WDLE operated as an independent entity. Certain estimates, including allocations from WD, have been made to provide consolidated financial statements for stand-alone reporting purposes. All inter-company transactions between WD and WDLE are classified as net distribution to related party shareholder in the consolidated financial statements. The Company believes that the assumptions underlying the carve-out consolidated financial statements are reasonable. The cost allocation methods applied to certain common costs include the following:

•	Specific identification. Where the amounts were specifically identified to WDLE, they were classified accordingly.

•	Reasonable proportional allocation. Where the amounts were not clearly or specifically identified, management determined if a reasonable proportional allocation method could be applied.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and stated in US dollars.

The Share Exchange, as described in Note 1, which was completed on September 18, 2013, was accounted for as a “reverse merger”. Furthermore, the Share Exchange was deemed to be a recapitalization of WDLE, and as such, all capital accounts have been restated as if the Share Exchange had occurred prior to the earliest period presented. WDLE was deemed to be the acquirer in the Share Exchange for accounting purposes. Consequently, the assets and liabilities and the historical operations of the Company that will be reflected in the consolidated financial statements prior to the Share Exchange will be those of WDLE, and the consolidated financial statements of the Company after completion of the Share Exchange will include the assets and liabilities of WDLE, historical operations of WDLE and operations of WDLE from the Closing Date of the Share Exchange.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from these estimates.

Earnings Per Share

Basic EPS is computed by dividing net income applicable to common stock by the weighted-average number of common shares outstanding. Diluted EPS includes the components of basic EPS and also includes the dilutive effects of Series B convertible preferred stock.

Revenue Recognition

Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been substantially performed pursuant to the terms of the arrangement, (iii) amounts are fixed or determinable, and (iv) the collectability of amounts is reasonably assured.

Licensing Fees

We derive the majority of our revenue from patent licensing. In general, these revenue arrangements provide for the payment of contractually determined fees in consideration for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include some combination of the following: (i) the grant of a non-exclusive, retroactive and future license to manufacture and/or sell products covered by patented technologies owned or controlled by WDLE’s operating subsidiaries, (ii) a covenant-not-to-litigate, (iii) the release of the licensee from certain claims, and (iv) the dismissal of any pending litigation. The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined, relatively short period of time, with the licensee possessing the right to renew the agreement at the end of each contractual term for an additional minimum upfront payment. The Company recognizes licensing fees when there is persuasive evidence of a licensing arrangement, fees are fixed or determinable, delivery has occurred and collectability is reasonably assured.

Patent Sales

All patents have been internally developed. Research and development cost, if any, are expensed as incurred. The Company monetizes its intellectual property to include the sale of select patent assets. As patent sales represents a component of the Company’s ongoing major or central operations and activities, the Company records the related proceeds as revenue. The Company recognizes the patent sales revenue when there is persuasive evidence of a sales arrangement, fees are fixed or determinable, delivery has occurred and collectability is reasonably assured. These requirements are generally fulfilled upon closing of the patent sale transaction.

Amounts related to revenue arrangements that do not meet the revenue recognition criteria described above are deferred until the revenue recognition criteria are met.

WDLE assesses the collectability of fees receivable based on a number of factors, including past transaction history and credit-worthiness of licensees. If it is determined that collection is not reasonably assured, the fee is recognized when collectability becomes reasonably assured, assuming all other revenue recognition criteria have been met.

Cost of Revenues

Cost of revenues include the costs and expenses incurred in connection with WDLE’s patent licensing activities, including contingent legal fees paid to external patent counsel, other patent-related legal expenses paid to external patent counsel, licensing related research, consulting and other expenses paid to third parties. These costs are included under the caption “Cost of Revenues” in the accompanying Consolidated Statements of Income.

Contingent Legal and Consulting Fees

Contingent legal and consulting fees are expensed in the Consolidated Statements of Income in the period that the related revenues are recognized. In instances where there are no recoveries from potential infringers, no contingent legal and consulting fees are paid; however, WDLE may be liable for certain out of pocket legal and consulting costs incurred pursuant to the underlying legal and consulting services agreement. Legal fees advanced by contingent law firms, if any, that are required to be paid in the event that no license recoveries are obtained are expensed as incurred and included in liabilities in the Balance Sheets.

Investments

In cases where the Company’s investment is less than 20% of the outstanding voting stock and significant influence does not exist, the investment is carried at cost.

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. Tax benefits of operating loss carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

As a result of the Share Exchange, beginning on September 18, 2013, the Company’s results of operations are taxed as a C Corporation. Prior to the Share Exchange, the Company’s operations were taxed as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying condensed consolidated financial statements for periods prior to September 18, 2013.

Revenue Concentrations

The Company considers significant revenue concentrations to be counterparties who account for 10% or more of the total revenues generated by the Company during the period. The Company had two such counterparties who accounted for 52% of total revenues during 2012. The Company had four such counterparties who accounted for 85% of total revenues during 2011.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a significant effect to the accompanying consolidated financial statements.